Financial risk management - Summary of Net Gains and Losses from Financial Instruments (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Gains And Losses From Financial Instruments Based On Valuation Categories According To IFRS 9 [Line Items]
Financial assets measured at amortized cost (AC)	€ 0.0	€ (0.8)	€ (4.0)
Financial liabilities measured at amortized cost (AC)	(6.1)	(6.6)	(8.6)
Financial assets measured at fair value		0.2
Financial liabilities measured at fair value		(0.3)
Net result	€ (6.1)	€ (7.5)	€ (12.6)